Deferred Charges (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Deferred Charges [Abstract]
Deferred charges consisted of dry-docking and special survey costs	$ 13,131		$ 13,830
Loan fees net of accumulated amortization	6,607		$ 6,360
Amortization of deferred dry-docking costs	$ 3,568	$ 2,632